Mainland China Employee Contribution Plan	12 Months Ended
Dec. 31, 2019
Mainland China Employee Contribution Plan
Mainland China Employee Contribution Plan

22. Mainland China Employee Contribution Plan

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses the Group incurred for the plan were RMB30,795, RMB133,699 and RMB334,434 (US$48,038) for the years ended December 31, 2017, 2018 and 2019, respectively.